THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

Lincoln InvestmentSolutionsSM RIA

Supplement dated November 16, 2022 to the
Summary Prospectus for Current Contractowners dated May 1, 2022

This supplement to the summary prospectus for your individual variable annuity contract describes the Lincoln ProtectedPaySM lifetime income suite, available for purchase beginning November 28, 2022 (subject to state approval). The information in this supplement is a summary of certain contract features that have changed since the statutory prospectus dated May 1, 2022. This may not reflect all the changes that have occurred since you entered into your Contract.

You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by contacting your financial professional or by sending an email request to CustServSupportTeam@lfg.com.

All other provisions outlined in your variable annuity prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.

Summary of Contract Changes:

•	Lincoln ProtectedPaySM is a suite of optional riders that provides accumulation through:
o	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base;
o	An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below;
o	Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and
o	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).
•
Lincoln ProtectedPaySM is available for election on all new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time the rider is elected. The initial Purchase Payment or Contract Value (if elected after the contract is issued) must be at least $25,000. Rider elections are subject to Home Office approval if your Contract Value totals $2 million or more.

•
 If you purchase a Lincoln ProtectedPaySM rider, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. Certain rider options have more restrictive Investment Requirements than others. In addition, the fixed account is not available except for use with dollar cost averaging.

•	The rider suite provides flexible investment and income choices to meet your individual needs by offering six different options.

Important Information About Your Contract – The following line item replaces the current line item on the Minimum and Maximum Annual Fee Table:

	Minimum	Maximum
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%	2.75%

Important Information About Your Contract – The following line item replaces the current line item on the Lowest and Highest Annual Cost Table:

FEES AND EXPENSES
Lowest Annual Cost: $907	Highest Annual Cost: $6,647

Appendix B – Investment Requirements. The following section is added to Appendix B and outlines the Investment Requirements that apply to purchasers of Lincoln ProtectedPaySM. Please note that some of the funds listed below may not be available under your Contract.

Under the current Investment Requirements for Lincoln ProtectedPaySM Secure Core, Lincoln ProtectedPaySM Secure Plus, and Lincoln ProtectedPaySM Secure Max, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund
American Funds The Bond Fund of America
American Funds U.S. Government Securities Fund
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth-Income Fund
American Funds Managed Risk International Fund
American Funds Managed Risk Washington Mutual Investors Fund
LVIP Dimensional International Equity Managed Risk Fund
LIVP Dimensional U.S. Equity Managed Volatility Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund

The fixed account is only available for dollar cost averaging.

As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions.  Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Managed Risk Asset Allocation Fund
American Funds Mortgage Fund
American Funds The Bond Fund of America
American Funds U.S. Government Securities Fund
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

Under the current Investment Requirements for Lincoln ProtectedPaySM Select Core, Lincoln ProtectedPaySM Select Plus, and Lincoln ProtectedPaySM Select Max, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund
American Funds The Bond Fund of America
American Funds U.S. Government Securities Fund
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

American Century VP Balanced Fund
American Century VP Large company Value Fund
American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Washington Mutual Investors Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware Ivy VIP High Income Portfolio
Delaware Ivy VIP Mid Cap Growth Portfolio
Fidelity® VIP Balanced Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
First Trust Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Multi-Asset Variable Conservative Growth Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. EQV International Equity Fund
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP BlackRock Global Allocation Fund
LVIP Channing Small Cap Value Fund
LVIP Delaware High Yield Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
Putnam VT Large Cap Value Fund
TOPS® Balanced ETF Portfolio
TOPS® Moderate Growth ETF Portfolio

The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions.  Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Century VP Balanced Fund
American Funds Global Balanced Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Mortgage Fund
American Funds The Bond Fund of America
American Funds U.S. Government Securities Fund
Fidelity® VIP Balanced Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
First Trust Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Multi-Asset Variable Conservative Growth Fund
JPMorgan Insurance Trust Core Bond Portfolio
LVIP American Balanced Allocation Fund
LVIP American Income Allocation Fund
LVIP BlackRock Global Allocation Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP Delaware Wealth Builder Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP JPMorgan Retirement Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Bond Allocation Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Western Asset Core Bond Fund
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
TOPS® Balanced ETF Portfolio
TOPS® Moderate Growth ETF Portfolio

Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your financial professional. If so, currently 100% of the Contract Value or Account Value can be allocated to the following model: Dimensional/Vanguard Global Growth Allocation Model or Dimensional/Vanguard Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value or Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Please keep this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

Lincoln InvestmentSolutionsSM RIA

Supplement dated November 16, 2022 to the
Summary Prospectus for Current Contractowners dated May 1, 2022

This supplement to the summary prospectus for your individual variable annuity contract describes revisions to 4LATER® Select Advantage riders elected on and after November 28, 2022. The information in this supplement is a summary of certain contract features that have changed since the statutory prospectus dated May 1, 2022. This may not reflect all the changes that have occurred since you entered into your Contract.

You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus . You can also obtain this information at no cost by contacting your financial professional or by sending an email request to CustServSupportTeam@lfg.com.

All other provisions outlined in your variable annuity prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.

Summary of Contract Changes:

•	The following changes will apply to 4LATER® Select Advantage riders elected on and after November 28, 2022 (subject to state approval):
o	the current protected lifetime income fee may increase annually after ten years from the rider effective date;
o	the Guaranteed Maximum Annual Fee is higher;
o	the Enhancement Period does not reset;
o	the Protected Income Base is the highest of the previous Protected Income Base, Account Value Step-up, or Enhancement Value.

Important Information About Your Contract – The following line item replaces the current line item on the Minimum and Maximum Annual Fee Table:

	Minimum	Maximum
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%	2.75%

Important Information About Your Contract – The following line item replaces the current line item on the Lowest and Highest Annual Cost Table:

FEES AND EXPENSES
Lowest Annual Cost: $907	Highest Annual Cost: $6,647

Please keep this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Lincoln InvestmentSolutionsSM, Lincoln InvestmentSolutionsSM RIA

Supplement dated November 16, 2022 to the Updating Summary Prospectus for Current Contractowners
dated May 1, 2022

This Supplement to your prospectus outlines important changes that become effective on and after November 28, 2022.  These changes are related to:

a) Appendix A – Funds Available Under The Contract; and
b) Appendix B – Investment Requirements.

All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The following line items are added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund – Standard Class	0.80%	23.18%	13.09%	13.30%
Capital growth.	LVIP Wellington Capital Growth Fund – Standard Class	0.70%[1]	17.12%	26.67%	20.48%
1This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Appendix B – Investment Requirements. If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective beginning November 28, 2022, and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your contract may not offer every rider impacted by these requirements.

The following change applies to purchasers of Lincoln InvestmentSolutionsSM only.

The following changes apply to Investment Requirements for Lincoln Wealth PassSM and i4LIFE® Advantage Select Guaranteed Income Benefit Riders. The LVIP Delaware SMID Cap Core Fund and LVIP Wellington Capital Growth Fund are added to the list of funds that cannot exceed 80% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders. The LVIP Delaware SMID Cap Core Fund and LVIP Wellington Capital Growth Fund are added to the list of funds that cannot exceed 70% of your Contract Value.

The following change applies to purchasers of Lincoln InvestmentSolutionsSM RIA only.

The following changes apply to Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. The LVIP Delaware SMID Cap Core Fund and LVIP Wellington Capital Growth Fund are added to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders. The LVIP Delaware SMID Cap Core Fund and LVIP Wellington Capital Growth Fund are added to the list of funds that cannot exceed 80% of your Contract Value.

Please retain this Supplement for future reference.